Investment in Piceance Energy Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Depreciation, depletion, amortization and accretion	$ 14,897,000	$ 5,982,000
Unrealized gains on derivative instruments	1,015,000	0
Amortization of natural gas and oil properties	15 years
Piceance Energy [Member]
Schedule of Equity Method Investments [Line Items]
Ownership of Piceance Energy, LLC	33.34%
Line credit maximum borrowing amount	400,000,000
Asset borrowing base currently at	125,000,000
Balance outstanding on the revolving credit facility	98,000,000	90,200,000
Depreciation, depletion, amortization and accretion	32,800,000	26,600,000
Unrealized gains on derivative instruments	9,800,000
Unrealized losses on derivative instruments	1,100,000
Amount of equity in underlying assets exceeding carrying value	$ 14,700,000	$ 15,300,000